Average Annual Total Returns - ERShares Private-Public Crossover ETF			12 Months Ended	60 Months Ended	86 Months Ended
		Oct. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns before taxes
Average Annual Return, Percent			33.33%	10.35%	10.87%
Performance Inception Date		Nov. 06, 2017
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.33%	7.26%	8.48%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.73%	7.18%	7.93%
Russell 1000 Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.36%	18.96%	18.17%
Entrepreneur Shares 30 Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		49.58%	18.88%	17.10%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
[2]	The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with the higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in the index.
[3]	The EntrepreneurShares 30 Total Return Index (ER30TR Index) is designed to measure the performance of U.S. common stocks of companies that exhibit a relatively high entrepreneurial profile. As the name suggests, the ER30TR Index is composed of the common stock of 30 U.S. companies. Additionally, the ER30TR Index treats as U.S. companies, foreign issuers with shares that trade in the U.S. as American Depositary Receipts (“ADRs”). The ER30TR Index constituent common stocks are from issuers that: (i) exceed a market capitalization minimum and (ii) have passed all six filters based on entrepreneurial criteria. The ER30TR Index was developed by, and is maintained by, EntrepreneurShares, LLC, (an affiliate of the Fund’s investment advisor).